Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2024	Aug. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following disclosure regarding executive compensation for our principal executive officers, or PEOs and our other NEOs, or Non-PEO NEOs, and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. The Compensation Committee undertakes to maintain an overall compensation structure designed to attract, retain and motivate management and employees by providing appropriate incentives based on individual contribution and performance and avoiding undue emphasis on short-term market value. The amounts shown for “Compensation Actually Paid” have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs; these amounts reflect the Summary Compensation Table total with certain adjustments as described in the following table and footnotes.

Year	Summary Compensation Table Total for PEO(1) $	Summary Compensation Table Total for PEO(2) $	Compensation Actually Paid to PEO (1)(4) $	Compensation Actually Paid to PEO (2)(4) $	Average Summary Compensation Table Total for Non-PEO NEOs(3) $	Average Compensation Actually Paid to Non-PEO NEOs $	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(5) $`	Net Income/(Loss) $

2025	1,368,525	—	1,495,977	—	964,002	1,741,270	202.86	(54,648,000)
2024	1,735,552	2,518,977	1,486,755	2,199,924	1,148,588	1,618,927	143.67	(39,827,000)
2023	—	1,697,957	—	1,635,000	1,276,685	1,236,370	168.16	(29,815,000)

(1)
Richard Stewart was our Chief Executive Officer until April 2026 and was our PEO since August 2024 and in 2025; he was a non-PEO NEO in 2023 and until August 2024.
(2)
John Bencich was our PEO in 2023 and 2024 (until August); he was our Chief Executive Officer from September 2020 to August 2024.
(3)
Cindy Jacobs was a non-PEO NEO in 2023 and 2024. Mark Oki was a non-PEO NEO in 2024. Jaime Xinos was a non-PEO NEO in 2025 and Erik Atkisson has been a non-PEO NEO since December 2025.
(4)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards columns are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.
(5)
Represents the cumulative total return on $100 invested in the Company’s common stock as of the last day of public trading of the Company’s common stock in fiscal year 2022 through the last day of public trading of the Company’s common stock in the applicable fiscal year for which the cumulative total return is reported.

Year	Summary Compensation Table Total for PEO ($)(1)	Summary Compensation Table Total for PEO ($)(2)	Exclusion of Stock Awards and Option Awards for PEO ($)(1)	Exclusion of Stock Awards and Option Awards for PEO ($)(2)	Inclusion of Equity Values for PEO ($)(1)	Inclusion of Equity Values for PEO ($)(2)	Compensation Actually Paid to PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)
2025	1,368,525	—	(522,900)	—	650,352	—	1,495,977	—
2024	1,735,552	2,518,977	(843,420)	(1,054,275)	594,623	735,222	1,486,755	2,199,924
2023	—	1,697,957	—	(916,207)	—	853,250	—	1,635,000

(1)
Richard Stewart was our Chief Executive Officer and our PEO from August 2024 to April 2026; he was a non-PEO NEO in 2023 and until August 2024.
(2)
John Bencich was our PEO in 2023 and 2024 (until August); he was our Chief Executive Officer from September 2020 to August 2024.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	964,002	(606,374)	1,383,642	1,741,270
2024	1,148,588	(745,288)	$1,215,627	1,618,927
2023	1,276,685	(618,440)	578,125	1,236,370

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following table for Richard Stewart and John Bencich, respectively:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2025	—	105,419	466,200	78,733	—	650,352
2024	675,387	(66,747)	—	(14,017)	—	594,623

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2025	—	—	—	—	—	—
2024	616,000	—	152,156	(32,934)	—	735,222
2023	740,911	(8,318)	—	120,657	—	853,250

Year	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non- PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	1,251,743	36,419	67,705	27,775	—	1,383,642
2024	1,278,736	(53,100)	—	(10,009)	—	1,215,627
2023	500,115	(3,409)	—	81,419	—	578,125

Named Executive Officers, Footnote
(1)
Richard Stewart was our Chief Executive Officer until April 2026 and was our PEO since August 2024 and in 2025; he was a non-PEO NEO in 2023 and until August 2024.
(2)
John Bencich was our PEO in 2023 and 2024 (until August); he was our Chief Executive Officer from September 2020 to August 2024.
(3)
Cindy Jacobs was a non-PEO NEO in 2023 and 2024. Mark Oki was a non-PEO NEO in 2024. Jaime Xinos was a non-PEO NEO in 2025 and Erik Atkisson has been a non-PEO NEO since December 2025.

PEO Total Compensation Amount				$ 2,518,977	$ 1,697,957
PEO Actually Paid Compensation Amount				2,199,924	1,635,000
Adjustment To PEO Compensation, Footnote
(5)
Represents the cumulative total return on $100 invested in the Company’s common stock as of the last day of public trading of the Company’s common stock in fiscal year 2022 through the last day of public trading of the Company’s common stock in the applicable fiscal year for which the cumulative total return is reported.

Year	Summary Compensation Table Total for PEO ($)(1)	Summary Compensation Table Total for PEO ($)(2)	Exclusion of Stock Awards and Option Awards for PEO ($)(1)	Exclusion of Stock Awards and Option Awards for PEO ($)(2)	Inclusion of Equity Values for PEO ($)(1)	Inclusion of Equity Values for PEO ($)(2)	Compensation Actually Paid to PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)
2025	1,368,525	—	(522,900)	—	650,352	—	1,495,977	—
2024	1,735,552	2,518,977	(843,420)	(1,054,275)	594,623	735,222	1,486,755	2,199,924
2023	—	1,697,957	—	(916,207)	—	853,250	—	1,635,000

(1)
Richard Stewart was our Chief Executive Officer and our PEO from August 2024 to April 2026; he was a non-PEO NEO in 2023 and until August 2024.
(2)
John Bencich was our PEO in 2023 and 2024 (until August); he was our Chief Executive Officer from September 2020 to August 2024.

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following table for Richard Stewart and John Bencich, respectively:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2025	—	105,419	466,200	78,733	—	650,352
2024	675,387	(66,747)	—	(14,017)	—	594,623

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2025	—	—	—	—	—	—
2024	616,000	—	152,156	(32,934)	—	735,222
2023	740,911	(8,318)	—	120,657	—	853,250

Non-PEO NEO Average Total Compensation Amount			$ 964,002	1,148,588	1,276,685
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,741,270	1,618,927	1,236,370
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	964,002	(606,374)	1,383,642	1,741,270
2024	1,148,588	(745,288)	$1,215,627	1,618,927
2023	1,276,685	(618,440)	578,125	1,236,370

Year	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non- PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	1,251,743	36,419	67,705	27,775	—	1,383,642
2024	1,278,736	(53,100)	—	(10,009)	—	1,215,627
2023	500,115	(3,409)	—	81,419	—	578,125

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid (Cap) and TSR

As shown in the following graph, the compensation actually paid, or CAP, to Mr. Stewart and the average amount of compensation actually paid to our Non-PEO NEOs during the periods presented are negatively correlated. We do utilize several performance measures to align executive compensation with our performance, but those tend not to be financial performance measures, such as TSR. For example, part of the compensation our named executive officers are eligible to receive consists of annual performance-based cash bonuses which are designed to provide appropriate incentives to our executives to achieve defined annual corporate goals and to reward our executives for individual achievement towards these goals. Additionally, we view stock options, which are an integral part of our executive compensation program, as related to company performance although not directly tied to TSR, because they provide value only if the market price of our common stock increases, and if the executive officer continues in our employment over the vesting period. These stock option awards strongly align our executive officers’ interests with those of our stockholders by providing a continuing financial incentive to maximize long-term value for our stockholders and by encouraging our executive officers to continue in our employment for the long-term.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income (Loss)

Because we are not a commercial-stage company, we did not have any revenue during the periods presented and our company has not historically looked to net income (loss) as a performance measure for our executive compensation program.

Tabular List, Table

Pay Versus Performance Table

The illustrations below provide a graphical description of compensation actually paid (as calculated in accordance with the SEC rules) and the following measures: (i) our cumulative total shareholder return, or TSR; and (ii) our net income (loss).

Total Shareholder Return Amount			$ 202.86	143.67	168.16
Net Income (Loss)			$ (54,648,000)	(39,827,000)	$ (29,815,000)
PEO Name	Richard Stewart	John Bencich	Richard Stewart		John Bencich	John Bencich
Measure:: 1
Pay vs Performance Disclosure
Name			cumulative total shareholder return, or TSR
Measure:: 2
Pay vs Performance Disclosure
Name			net income (loss)
Richard Stewart [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 1,368,525	1,735,552
PEO Actually Paid Compensation Amount			1,495,977	1,486,755
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,054,275)	$ (916,207)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				735,222	853,250
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				616,000	740,911
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(8,318)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				152,156
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(32,934)	120,657
PEO | Richard Stewart [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(522,900)	(843,420)
PEO | Richard Stewart [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			650,352	594,623
PEO | Richard Stewart [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				675,387
PEO | Richard Stewart [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(105,419)	(66,747)
PEO | Richard Stewart [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			466,200
PEO | Richard Stewart [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			78,733	(14,017)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(606,374)	(745,288)	(618,440)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,383,642	1,215,627	578,125
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,251,743	1,278,736	500,115
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			36,419	(53,100)	(3,409)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			67,705
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 27,775	$ (10,009)	$ 81,419